BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member] Predecessor [Member]	Sep. 30, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member] Predecessor [Member]	Sep. 30, 2013 Series 1 Preferred Stock [Member]	Dec. 31, 2012 Series 1 Preferred Stock [Member]
Allowance for accounts receivable (in dollars)	$ 0	$ 0	$ 0
Accumulated depreciation (in dollars)	$ 7,500	$ 3,000	$ 0
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001							$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000							200,000	200,000
Preferred stock, shares issued		0	0							86,000	0
Preferred stock, shares outstanding		0	0							86,000	0
Common stock, shares authorized	259,000,000			250,000,000	250,000,000	250,000,000	9,000,000	9,000,000	9,000,000
Common stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued				5,465,804	3,912,129	0	9,000,000	9,000,000	0
Common stock, shares outstanding				5,465,804	3,912,129	0	9,000,000	9,000,000	0